Financial Instruments - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Fair value of financial instruments	$ 590,256		$ 590,256		$ 564,490
Change in fair value of financial instruments	(82,084)	(84,747)	(86,760)	(78,945)
Interest Expense [Member]
Depreciation	(2,194)	(2,901)	(4,736)	(6,186)
Depreciation Expense [Member]
Depreciation	$ (218)	$ (102)	$ (384)	$ (193)